PROPERTY, PLANT AND EQUIPMENT (Tables)	12 Months Ended
Dec. 31, 2019
PROPERTY, PLANT AND EQUIPMENT
Schedule of information about property, plant and equipment

		Plant and	Motor	Office
	Buildings	machinery	vehicles	equipment	Total
	RMB’000	RMB’000	RMB’000	RMB’000	RMB’000
Cost
At January 1, 2018	349,630	746,042	4,225	1,886	1,101,783
Additions	—	—	—	—	—
Disposals	—	—	—	—	—
At December 31, 2018	349,630	746,042	4,225	1,886	1,101,783
Additions	—	—	—	—	—
Disposals	—	—	—	—	—
At December 31, 2019	349,630	746,042	4,225	1,886	1,101,783

Accumulated depreciation
At January 1, 2018	48,034	339,328	3,720	1,518	392,600
Depreciation charge	1,263	10,054	28	18	11,363
At December 31, 2018	49,297	349,382	3,748	1,536	403,963
Depreciation charge	—	—	—	11	11
At December 31, 2019	49,297	349,382	3,748	1,547	403,974

Impairment
At January1, 2018	260,068	361,062	446	291	621,867
Impairment losses recognized in profit or loss	40,265	35,598	31	13	75,907
At December 31, 2018	300,333	396,660	477	304	697,774
Impairment losses recognized in profit or loss	—	—	—	—	—
At December 31, 2019	300,333	396,660	477	304	697,774

Carrying amount
At December 31, 2018	—	—	—	46	46
At December 31, 2019	—	—	—	35	35